Note 10 - Financial Instruments	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
10.       Financial Instruments

The principal financial assets of the Company consist of cash on hand and at banks, other investment and accounts receivable due from charterers. The principal financial liabilities of the Company consist of long-term loans, derivatives including interest rate swaps, and accounts payable due to suppliers.

Interest rate risk

The Company enters into interest rate swap contracts as economic hedges to manage some of its exposure to variability in its floating rate long term debt. Under the terms of the interest rate swaps the Company and the bank agreed to exchange, at specified intervals the difference between a paying fixed rate and floating rate interest amount calculated by reference to the agreed principal amounts and maturities. Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates into equivalent fixed rates. Even though the interest rate swaps were entered into for economic hedging purposes, the derivatives described below in this note do not qualify for accounting purposes as fair value hedges, under guidance relating to
Derivatives and Hedging
, as the Company does not have currently written contemporaneous documentation identifying the risk being hedged and, both on a prospective and retrospective basis, performing an effectiveness test to support that the hedging relationship is highly effective. Consequently, the Company recognizes the change in fair value of these derivatives in the “Unaudited condensed consolidated statements of operations.” As of December 31, 2015 and September 30, 2016, the Company had three and one open interest rate swap contracts, respectively, of notional amount of $30 million and $10 million, respectively.

Concentration of credit risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk consist primarily of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluation of the relative credit standing of these financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable As of September 30, 2016, the Company has a claim receivable against the counterparties of its cancelled Ultramax newbuilding contracts which is secured by refund guarantees from China Export Import Bank.

Fair value of financial instruments

The estimated fair values of the Company's financial instruments such as trade receivables, trade accounts payable, cash and cash equivalents and restricted cash approximate their individual carrying amounts as of December 31, 2015 and September 30, 2016, due to their short-term maturity.  Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair value of the Company’s long term borrowings approximates $51.9 million as of September 30, 2016 or approximately $0.9 million less than its carrying value of $52.8 million (excluding the unamortized deferred charges). The fair value of the long term borrowing are estimated based on current interest rates offered to the Company for similar loans. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence fair value of the long-term bank loans are considered Level 2 items in accordance with the fair value hierarchy due to their variable interest rate, being the LIBOR. The fair value of the Company’s interest rate swaps was the estimated amount the Company would pay to terminate the swap agreements at the reporting date, taking into account current interest rates and the current creditworthiness of the Company and its counter parties.

Fair value of financial instruments - continued

The Company follows guidance relating to “Fair value measurements”, which establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.  This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.

The fair value of the Company’s interest rate swap agreements is determined using a discounted cash flow approach based on market-based LIBOR swap rates.  LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items. The fair values of the interest rate swap determined through Level 2 of the fair value hierarchy as defined in guidance relating to “Fair value measurements” are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined.

Recurring Fair Value Measurements

	Fair Value Measurement at Reporting Date
	Total, December 31, 2015	(Level 1)	(Level 2)	(Level 3)

Liabilities
Interest rate swap contracts, current and long-term portion	$253,102	-	$253,102	-

	Fair Value Measurement at Reporting Date
	Total, September 30, 2016	(Level 1)	(Level 2)	Significant Other Unobservable Inputs (Level 3)

Liabilities
Interest rate swap contracts, current and long-term portion	$358,161	-	$358,161	-

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2015	September 30, 2016
Interest rate contracts	Current liabilities - Derivatives	50,402	-
Interest rate contracts	Long-term liabilities - Derivatives	202,700	358,161
Total derivative liabilities		253,102	358,161

Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Nine Months Ended September 30, 2015	Nine Months Ended September 30, 2016
Interest rate – Fair value	Loss on derivatives, net	(144,479)	(105,059)
Interest rate contracts - Realized loss	Loss on derivatives net	(231,656)	(110,780)
Total loss on derivatives		(376,135)	(215,839)

The fair value of the Company’s “Other investment”, which refers to its preferred equity investment in Euromar, approximates its carrying value (see Note 11 – “Investment in Joint Venture and Other Investment”) and is considered a Level 3 item.

The key input that determines the fair value of the Company’s “Other investment” is the required rate of return for preferred equity investments in investment opportunities of similar risk which is not observable and hence is considered a Level 3 item. The Company considers the initial dividend rate of 19% p.a. as the appropriate rate for its fair value calculation and monitors market conditions for similar investment and other possible developments specific to its investment that might provide indications for changes in the required rate of return it uses in its fair value measurement. As of September 30, 2016, the Company did not identify indications that would require changes in the required rate of return.

Quantitative Information about Level 3 Fair Value Measurements
	Other investment	Valuation Technique	Unobservable Input	Value
Fair Value at December 31, 2015	7,396,738	Discounted cash flow	Rate of return	19%
Fair Value at September 30, 2016	8,421,453	Discounted cash flow	Rate of return	19%

The fair value of the Company’s “Other investment” is sensitive to the required rate of return used to estimate the present value of its investment using the discounted cash flow approach. If the required rate of return increases or decreases, the fair value of the Company’s “Other investment” will decrease or increase, respectively.

Non-recurring Fair Value Measurements

During the second quarter of 2016, the Company concluded that its equity investment in Euromar shown under “Investment in joint venture” was impaired and wrote it down to its estimated fair value. The impairment was due both to changes in the terms of its investment during the period as well as continuing less favorable market developments. The change in the terms of the Company’s investment resulted from the conclusion of loan restructuring agreements between Euromar and its lenders that provided the latter with increased payments before any capital is returned to Euromar’s partners, which include the Company, and, in addition, participation of the lenders in the profits of and any distributions made by Euromar. The fair value of the Company’s “Investment in joint venture” is considered a Level 3 item (see Note 11 – “Investment in Joint Venture and Other Investment”). The key input that determines the fair value of the Company’s “Investment in joint venture” is the cost of capital for investments in containership vessels which is not observable and hence is considered a level 3 item. The Company estimated the cost of capital in the range of 9-10% p.a. based on its return threshold in considering investments in containerships which, in turn take into consideration the historical returns and volatility of such investments. Additional inputs required include earnings assumptions and operating cost assumptions for each vessel as well other expenses and liabilities of Euromar. The Company used the Discounted cash flow” technique and a cost of capital of 9.5% p.a. to calculate the fair value of its equity investment in Euromar and estimated a $14,000,000 impairment on its equity investment which is shown under “Equity loss and impairment in joint venture” along with the Company’s share of Euromar contribution under the Equity method of $1,410,321 for the nine-month period ended September 30, 2016. As of September 30, 2016, the Company’s investment in Euromar is $1,105,381 and is shown under “Investment in joint venture” in the consolidated balance sheets.

The fair value of the Company’s “Investment in joint venture” is sensitive to the required rate of return used to estimate the fair value of its investment using the discounted cash flow approach. If the required rate of return or vessel operating expenses increase or charter rates decrease, the fair value of the Company’s “Investment in joint venture” will decrease; inversely, if the required rate of return or vessel operating expenses decrease or charter rates increase, the fair value of the Company’s “Investment in joint venture” will increase.

	Non-recurring Fair Value Measurement at Reporting Date
	Total, September 30, 2016	(Level 1)	(Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Investment in joint venture	-	-	-	1,105,381